SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Current
Prior year taxes			142
Deferred taxes, net
Total	[1],[2]	[3],[4]	$ 142	[5],[6]

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.